Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 285,225	$ 226,158	$ 172,394
Purchase price		3,000,000
Disposed office equipment			$ (1,719,442)
Vehicle [Member]
Property and Equipment, Net [Line Items]
Disposed office equipment	1,433,889
Building [Member]
Property and Equipment, Net [Line Items]
Disposed office equipment	$ 1,402,255